Tax and social security obligations (Tables)	12 Months Ended
Dec. 31, 2025
Tax and Social Security Obligations [Abstract]
Summary of tax and social security obligations

	2025	2024

Income Tax (IRPJ and CSLL) (i)	543,001	171,450
Taxes on long term incentive plan (ii)	118,794	105,446
Contributions over revenue (PIS and COFINS)	93,728	57,136
Taxes on services (ISS)	34,524	27,040
Contributions for Social Security (INSS)	27,013	33,813
Others	36,205	22,783
Total	853,265	417,668
Current	853,265	417,668
Non-Current	—	—

(i)The Group income tax liability is presented net of tax assets which the entities are allowed to offset during the current year. The line includes current Corporate Income Tax (CIT) liability of R$628,515 (R$215,278 - 2024), taxes that XP is responsible to pay on behalf of its clients (i.e., withholding taxes over client’s investments) in the amount of R$275,755 (R$171,450 - 2024) and taxes assets of R$361,269 (R$240,017 - 2024). Excess values of the asset and its impact on net positions (R$413,791) are presented in Note 11.
(ii)The amount classified as “Taxes on long term incentive plan” includes mostly contributions to Brazilian Social Security Programs “FGTS” and “INSS”.